Annual Total Returns[BarChart] - Invesco Dynamic Leisure and Entertainment ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.12%	23.70%	49.21%	5.13%	3.72%	9.71%	10.88%	(8.94%)	13.73%	(10.42%)